Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Summary of Financial Instruments

The totals for each category of financial instruments, measured in accordance with IFRS 9: Financial Instruments, as detailed in the accounting policies to these consolidated financial statements, are as follows:

		December 31,	December 31,
		2025	2024
(in U.S. dollars)	Notes
Financial assets
Cash and cash equivalents		$79,865,999	$42,557,621
Trade and other receivables	10, 12	6,399,697	9,610,361
Financial assets at fair value through profit or loss	15	—	—
Total financial assets		86,265,696	52,167,982
Financial liabilities
Trade payables	18	4,277,218	998,258
Lease liabilities	20	6,488,119	7,010,416
Derivative financial instruments	22	7,225,149	5,368,624
Borrowings	21	93,848,698	64,444,081
Total financial liabilities		$111,839,184	$77,821,379

Schedule of Exposure to Foreign Currency Risk at the end of Reporting Period

The Company’s exposure to foreign currency risk at the end of the reporting period, expressed in U.S. dollars, was as follows:

	December 31, 2025 CAD	December 31, 2024 CAD	December 31, 2025 USD	December 31, 2024 USD
Cash at bank	$—	$937,486	$—	$2,351,324
Trade receivables	—	—	—	1,507,778
Trade payables	—	3,623	—	50,778

Summary of Contractual Maturities of Non-derivative Financial Liabilities

As of December 31, 2025, the contractual maturities of the Company’s non-derivative financial liabilities were as follows:

Contractual maturities of financial liabilities	Less than 6 months	6 – 12 months	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Total contractual cash flows	Carrying amount
At December 31, 2025	US$	US$	US$	US$	US$	US$	US$
Trade and other payables	$13,320,923	$—	$—	$—	$—	$13,320,923	$13,320,923
Lease liabilities	420,576	420,576	874,798	2,802,153	3,232,787	7,750,890	6,488,119
Borrowings*	1,364,004	1,360,864	63,274,874	7,531,491	28,974,847	102,506,080	93,848,698
Total non-derivatives	$15,105,503	$1,781,440	$64,149,672	$10,333,644	$32,207,634	$123,577,893	$113,657,740

* Includes convertible notes (note 22) with terms that allow for redemption in cash at maturity (June 2028) at the option of the holder.